INCOME TAX AND SOCIAL CONTRIBUTION - Deferred tax credits from tax losses and negative social contribution base not recorded (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
INCOME TAX AND SOCIAL CONTRIBUTION
Deferred tax credits from tax losses and negative social contribution base not recorded	R$ 2,714,529	R$ 3,205,205